Vista Outdoor Inc. - 10-K Income Taxes (Unrecognized Tax Benefits) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Unrecognized Tax Benefits—beginning of period	$ 22,719	$ 19,455	$ 18,071
Gross increases—tax positions in prior periods	0	0	304
Gross decreases—tax positions in prior periods	0	0	0
Gross increases—current-period tax positions	2,636	5,258	6,581
Gross decreases—current-period tax positions	0	0	0
Settlements	0	0	0
Lapse of statute of limitations	(6,903)	(1,994)	(5,501)
Unrecognized Tax Benefits—end of period	$ 18,452	$ 22,719	$ 19,455